SUPPLEMENTAL CASH FLOW INFORMATION (Cash Paid For Interest And Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Income taxes, net of refunds	$ 55,992	$ 89,035	$ 45,743
Interest, net of amounts capitalized	$ 53,059	$ 39,767	$ 28,989